ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about business combination [line items]
Net current liabilities | ¥		¥ 28,380	¥ 22,070
Total assets less current liabilities | ¥		¥ (27,550)	¥ (21,800)
USD [Member]
Disclosure of detailed information about business combination [line items]
Net current liabilities | $	$ 4,080
Total assets less current liabilities | $	$ 3,960